Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	6 Months Ended
	Jul. 30, 2024	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000244082
Account Value [Line Items]
Line Graph and Table Measure Name			Hodges Blue Chip Equity Income Fund
Account Value		$ 29,760	$ 10,000	$ 21,787	$ 17,519	$ 19,762	$ 16,501	$ 14,385	$ 13,887	$ 12,027	$ 9,888	$ 9,296
C000244083
Account Value [Line Items]
Line Graph and Table Measure Name			Hodges Fund
Account Value		20,273	$ 10,000	16,400	12,605	17,553	10,862	10,434	13,045	12,005	10,691	8,589
C000244085
Account Value [Line Items]
Line Graph and Table Measure Name			Hodges Small Cap Fund
Account Value		22,020	$ 10,000	17,388	14,571	17,971	10,470	11,171	13,262	10,716	9,729	9,341
C000244084
Account Value [Line Items]
Line Graph and Table Measure Name			Hodges Small Cap Fund
Account Value		$ 21,432	$ 10,000	16,976	14,263	17,631	10,297	11,012	13,107	10,618	9,666	9,306
C000252100
Account Value [Line Items]
Line Graph and Table Measure Name		Hodges Small Intrinsic Value Fund
Account Value	$ 10,000	$ 9,846
C000244086
Account Value [Line Items]
Line Graph and Table Measure Name			Hodges Small Intrinsic Value Fund
Account Value		23,412	$ 10,000	20,197	17,808	19,052	11,448	12,677	14,272	13,295	11,144	10,523
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		34,257	$ 10,000	25,248	20,833	25,165	19,215	16,563	15,946	13,540	11,423	9,939
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		35,098	$ 10,000	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		23,210	$ 10,000	18,310	16,809	21,972	14,878	14,820	16,266	14,115	11,691	10,125
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		23,210	$ 10,000	18,310	16,809	21,972	14,878	14,820	16,266	14,115	11,691	10,125
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000	9,849
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		22,042	$ 10,000	17,510	16,237	19,726	12,033	14,137	15,407	14,093	11,691	9,840
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		35,098	$ 10,000	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		35,098	$ 10,000	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		35,098	$ 10,000	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	10,627
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 35,098	$ 10,000	$ 25,741	$ 21,165	$ 25,040	$ 19,260	$ 16,727	$ 16,044	$ 13,607	$ 11,472	$ 9,939